S-K 1604, De-SPAC Transaction	Sep. 11, 2026
De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

You are cordially invited to attend the extraordinary general meeting of shareholders (the “Extraordinary General Meeting”) of Launch Two Acquisition Corp. (“Launch Two” or “SPAC”), which will be held at [    ] a.m., Eastern Time, on [    ], 2026. The board of directors of Launch Two (the “Launch Two Board”) has determined to convene and conduct the Extraordinary General Meeting in a virtual meeting format at www.cstproxy.com/[    ]. For the purposes of Launch Two’s Amended and Restated Memorandum and Articles of Association (the “Current Charter”), the Extraordinary General Meeting may also be attended physically, in person at [        ]. The accompanying proxy statement/prospectus includes instructions on how to access the Extraordinary General Meeting virtually and how to listen, participate and vote from home or any remote location with internet connectivity. You or your proxy holder will be able to attend and vote at the Extraordinary General Meeting by visiting www.cstproxy.com/[    ] and using a control number assigned by Continental Stock Transfer & Trust Company and printed on your proxy card. To register and receive access to the Extraordinary General Meeting, registered shareholders and beneficial shareholders (those holding shares through a stock brokerage account or by a bank or other holder of record) of Launch Two will need to follow the instructions applicable to them provided in the accompanying proxy statement/prospectus.

On June 25, 2026, Launch Two entered into a Business Combination Agreement (as it may be amended or supplemented from time to time, the “Business Combination Agreement”, and the actions and transactions contemplated thereby, including, without limitation, the mergers and issuances of securities thereunder, the “Business Combination”) with NuCube Energy, Inc., a Delaware corporation (together with its successors, “NuCube” or the “Company”), Tesseract Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Launch Two (“Merger Sub”), James J. McEntee, in the capacity as the representative, from and after the effective time of the merger contemplated by the Business Combination Agreement (the “Effective Time”), for the former shareholders of Launch Two (other than the former securityholders of NuCube and their respective successors and assigns) (the “SPAC Representative”), and IdealabAZ, Inc., a Delaware corporation, in the capacity from and after the Effective Time as the representative of former NuCube securityholders entitled to receive certain earnout shares, if any such shares are issued after the Closing under the terms of the Business Combination Agreement, as further described below, and their respective successors and assignees in accordance with the terms and conditions of the Business Combination Agreement (the “Seller Representative”). A copy of the Business Combination Agreement is attached to the accompanying proxy statement/prospectus as Annex A. You are being asked to vote on the Business Combination and certain other related matters.

Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, in connection with the consummation of the proposed Business Combination (the “Closing”, to occur on the “Closing Date”), among other things: (i) prior to the Effective Time, Launch Two shall de-register from the Register of Companies of the Cayman Islands and transfer by way of continuation out of the Cayman Islands and into the State of Delaware so as to re-domicile as and become a Delaware corporation (the “Domestication”); and (ii) following the Domestication, at the Effective Time, Merger Sub will merge with and into NuCube (the “Merger”), with NuCube surviving such merger as a wholly-owned subsidiary of Launch Two (the “Surviving Entity”). It is proposed that, upon the Closing, Launch Two will change its name to “NuCube Holdings, Inc.” Launch Two, following the Domestication and the Effective Time, is referred to herein as the “Combined Company.”

The Business Combination Agreement provides that the total consideration to be delivered at the Closing to NuCube stockholders, including holders of Company options (the “NuCube Optionholders”) and holders of Company warrants (the “NuCube Warrant Holders”) in each case as of immediately prior to the Effective Time (collectively, the “Company Securityholders”), will consist of a number of Combined Company securities, including newly-issued shares of the Combined Company common stock, par value $0.0001 per share (“Combined Company Common Stock”), options to purchase the Combined Company Common Stock (the “Assumed Options”), and warrants to purchase the Combined Company Common Stock (the “Assumed Warrants”). The aggregate consideration payable to the Company Securityholders (the “Merger Consideration”) is equal to Five Hundred Million U.S. Dollars ($500,000,000), minus the excess, if any, of (i) NuCube’s expenses over (ii) the expense threshold set forth in the Business Combination Agreement (the “Purchase Price”), with each holder of common stock of the Company, par value $0.0001 per share (the “Company Common Stock”) (each such holder, a “NuCube Stockholder”) receiving for each share of the Company Common Stock held, a number of shares of the Combined Company Common Stock equal to the quotient obtained by dividing (i) the Purchase Price divided by $10.82 (the “Reference Price”) over (ii) the Fully-Diluted Company Shares (the “Exchange Ratio”). The “Fully-Diluted Company Shares” means (a) the total number of issued and outstanding shares of Company Common Stock issued and outstanding as of immediately prior to the Effective Time (after giving effect to the Preferred Conversion), plus (b) the aggregate number of shares of Company Common Stock issuable upon, or pursuant to the conversion of Company SAFEs, plus (c) the aggregate number of shares of Company Common Stock issuable upon, or pursuant to, the exercise of Company Options that are issued and outstanding as of immediately prior to the Effective Time, treating such outstanding Company Options as having been exercised in full (calculated on a “cashless” (i.e., net exercise) basis), plus (d) the aggregate number of shares of Company Common Stock issuable upon, or pursuant to, the exercise of Company Warrants that are issued and outstanding as of immediately prior to the Effective Time, treating such Company Warrants as having been exercised in full (calculated on a “cashless” (i.e., net exercise) basis). “Preferred Conversion” means, on or prior to the Closing Date, the exchange or conversion of all of the issued and outstanding shares of preferred stock of NuCube for shares of Company Common Stock at the applicable conversion ratio (including any accrued or declared but unpaid dividends) in accordance with the Company’s organizational documents.

De-SPAC, Material Terms, Prospectus Summary [Text Block]

Background of the Business Combination

Following the IPO, Launch Two conducted a search for an initial business combination using the relationships and experience of its management team, board of directors, sponsor and their affiliates. Launch Two evaluated prospective targets based on factors including growth prospects, management, competitive position, technology, market opportunity, capital needs, public-company readiness and transaction feasibility. Launch Two identified and evaluated 12 potential targets other than NuCube, engaged in substantive discussions with 12 such targets, entered into or exchanged drafts of confidentiality agreements with 11 such targets, and conducted approximately nine due-diligence investigations. Launch Two did not continue with these other opportunities due to factors that included valuation, financing, transaction structure and timing, public-company readiness, business-model considerations and the pursuit of alternative transactions by certain targets.

In March 2026, Hennessy Capital Group, LLC (“Hennessy”) introduced Launch Two to NuCube. After entering into a confidentiality agreement and conducting preliminary diligence, the parties negotiated a non-binding letter of intent, which they executed on March 31, 2026. The letter of intent contemplated a business combination at a $500 million pre-money equity valuation, approximately $100 million of transaction financing, a $75 million minimum-cash condition and an earnout upon achievement of specified post-closing share-price milestones. Following further commercial, technical, regulatory, financial, legal and accounting diligence, including an on-site visit to NuCube’s Idaho Falls facility, Launch Two’s board unanimously approved the Business Combination on June 18, 2026 after considering the material transaction terms, diligence results and Houlihan Capital’s financial analysis and fairness conclusion. The parties executed the Business Combination Agreement and related agreements on June 25, 2026. For a more detailed background, see the section entitled “Background of the Business Combination.”